Long-term debt - Rollforward of Debentures (Details) - Subordinated Debt [Member] - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt [Roll Forward]
Balance, beginning of period	CAD 51,970	CAD 34,036
Issuance of Additional Debentures	0	19,000
Extension Option Discount	0	(1,249)
Accretion for extension option	395	183
Accretion of share issuance costs	724	0
Balance, end of period	CAD 53,089	CAD 51,970